COMBINED STATEMENTS OF OPERATIONS - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 342,942	$ 335,886	$ 1,376,036	$ 1,405,089	$ 1,399,153
Operating costs and expenses
Cost of revenue (excluding depreciation and amortization)	(274,660)	(281,716)	(1,139,574)	(1,152,354)	(1,150,291)
General and administrative expenses	(27,422)	(21,871)	(101,042)	(83,211)	(88,155)
Depreciation and amortization	(6,711)	(7,855)	(30,708)	(35,457)	(36,352)
Gain on contingent consideration	0	0	0	0	7,897
Deferred contract costs	(1,194)	(1,286)	(5,143)	(6,493)	(2,854)
Gain on pension plan	2,288	2,266	9,018	6,451	1,239
Total operating costs and expenses	(307,699)	(310,462)	(1,267,449)	(1,271,064)	(1,268,516)
Income from operations	35,243	25,424	108,587	134,025	130,637
Interest expense	(19,712)	(18,944)	(81,151)	(76,930)	(75,240)
Debt extinguishment costs	0	0	(4,259)	(7,159)	0
Other, net	(2,272)	(2,210)	(8,677)	(4,931)	(11,037)
Investment gain	0	2,951	2,951	0	0
Income before income taxes and equity in net losses of affiliate	13,259	7,221	17,451	45,005	44,360
Income tax (expense) benefit	(3,152)	(2,959)	10,260	(25,290)	(21,346)
Income before equity in net losses of affiliate	10,107	4,262	27,711	19,715	23,014
Equity in net losses of affiliate	(320)	(106)	(1,263)	0	0
Net income	$ 9,787	$ 4,156	$ 26,448	$ 19,715	$ 23,014